[LOGO] LINCOLN
       ---------
       FINANCIAL GROUP
       DELAWARE LINCOLN
       INVESTMENT ADVISERS


BOND FUND


LINCOLN NATIONAL
BOND FUND, INC.
ANNUAL REPORT
DECEMBER 31, 2001

LINCOLN NATIONAL BOND FUND, INC.

INDEX

     COMMENTARY

     STATEMENT OF NET ASSETS

     STATEMENT OF OPERATIONS

     STATEMENTS OF CHANGES IN NET ASSETS

     FINANCIAL HIGHLIGHTS

     NOTES TO FINANCIAL STATEMENTS

     REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

LINCOLN NATIONAL BOND FUND, INC.
ANNUAL PORTFOLIO COMMENTARY
FOR THE YEAR ENDED DECEMBER 31, 2001

Managed by:           [LOGO]

The Fund had a return of 9.2% for the fiscal year ended December 31, 2001, while its benchmark, the Lehman Brothers Government/ Credit Index*, returned 8.5%.

The year marked the first time since 1981-82 that the bond market outperformed the equity markets for two years in a row, as the U.S. equity market decline that began in March 2000 carried over into 2001. Led by a string of interest rate cuts by the Federal Reserve, as well as other central banks, short-term and interim-term interest rates fell dramatically over the year. Subdued inflation allowed the Federal Reserve to reduce short-term interest rates eleven times in 2001, a total of 4.75 percent, to keep the economy from entering a protracted recession. These rate reductions were in response to declines in business investment, falling stock prices, and low consumer confidence. Investment grade corporate bonds outperformed government bonds by a wide margin.

The strong relative performance of the Fund was primarily due to overweighting corporate bonds and excellent security selection within the corporate sector. Avoiding the many credit pitfalls of the year was critical. The Fund had no exposure to the California utilities early in the year, nor did the Fund hold other noteworthy downgraded issuers such as J.C. Penney or K-Mart. The Fund's small stake in an Enron partnership (Osprey) was exited quickly and only modestly detracted from performance for the year.

RYAN BRIST

GROWTH OF $10,000 INVESTED 1/1/92 THROUGH 12/31/01

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                         LEHMAN BROTHERS
          BOND FUND  GOVERNMENT/CREDIT INDEX
1/1/92      $10,000                  $10,000
12/31/92    $10,784                  $10,758
12/31/93    $12,106                  $11,945
12/31/94    $11,600                  $11,525
12/31/95    $13,798                  $13,743
12/31/96    $14,117                  $14,141
12/31/97    $15,431                  $15,522
12/31/98    $16,907                  $16,991
12/31/99    $16,354                  $16,626
12/31/00    $18,135                  $18,596
12/31/01    $19,799                  $20,177

This chart illustrates, hypothetically, that $10,000 was invested in the Bond Fund on 1/1/92. As the chart shows, by December 31, 2001, the value of the investment at net asset value, with any dividends and capital gains reinvested, would have grown to $19,799. For comparison, look at how the Lehman Brothers Government/Credit Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,177. Past performance is not indicative of future performance. Remember an investor cannot invest directly in an index.

AVERAGE ANNUAL RETURN            ENDED
ON INVESTMENT                    12/31/01
------------------------------------------
One Year                         +  9.18%
------------------------------------------
Five Years                       +  6.99%
------------------------------------------
Ten Years                        +  7.07%
------------------------------------------

*Lehman Brothers Government/Credit Index - Measures performance of diversified, investment grade, bond issues. An investor cannot invest directly in the above index, which is unmanaged.

                                  BOND FUND 1

LINCOLN NATIONAL
LINCOLN NATIONAL BOND FUND, INC.
STATEMENT OF NET ASSETS
December 31, 2001

LONG-TERM DEBT                             PRINCIPAL    MARKET
INVESTMENTS - 97.00%                       AMOUNT       VALUE

--------------------------------------------------------------------
AGENCY MORTGAGE BACKED SECURITIES - 6.34%
--------------------------------------------------------------------
     Fannie Mae Pool 658928
      7.00% 9/1/31                         $ 9,999,004  $ 10,202,109
      6.50% 1/1/30                           5,485,000     5,486,714
     Fannie Mae Pool 254004
      6.50% 10/1/16                         12,763,659    13,026,909
     Fannie Mae Pool 254148
      7.00% 12/1/31                            750,000       765,234
     Fannie Mae Pool 602081
      6.50% 9/1/16                           1,787,434     1,824,300
      6.50% 7/1/31 Pool C54218               2,850,901     2,858,919
     Freddie Mac Pool C56913
      6.50% 8/1/31                              54,325        54,478
     Freddie Mac Pool C58718
      6.50% 10/1/31                            159,463       159,911
     Freddie Mac Pool C58928
      6.50% 10/1/31                            878,150       880,620
     Freddie Mac Pool C59558
      6.50% 10/1/31                             64,507        64,689
--------------------------------------------------------------------
                                                          35,323,884
ASSET-BACKED SECURITIES - 2.92%
--------------------------------------------------------------------
     Centex Home Equity CXHE-B A4
      6.41% 2/25/30                          1,950,000     1,967,830
     Citibank Credit Card Issuance Trust
      2001-A8 A8
      4.10% 12/7/06                          1,790,000     1,775,322
     DVI Receivables 2001-1 A4
      5.808% 4/11/09                         2,500,000     2,559,375
     Fleet Credit Card Master Trust
      2001-BA
      5.60% 12/15/08                         2,910,000     2,977,271
     Morgan Stanley Dean Witter &
      Company 2001-NCIN N
      12.75% 10/25/31                        1,304,601     1,330,693
     Morgan Stanley Dean Witter &
      Company 2001-NCIN N
      12.75% 1/26/32                         1,768,915     1,804,293
     Peoplefirst.com Auto Receivables
      Owner Trust 2000-2 A4
      6.43% 9/15/07                          1,500,000     1,571,296
     Sky Financial Medical 2001-B
      5.55% 7/15/12                          2,247,456     2,272,038
--------------------------------------------------------------------
                                                          16,258,117
AUTOMOBILES & AUTOMOTIVE PARTS - 0.23%
--------------------------------------------------------------------
     CSK Auto 144A
      12.00% 6/15/06                         1,270,000     1,285,875
--------------------------------------------------------------------
                                                           1,285,875
BANKING, FINANCE & INSURANCE - 12.19%
--------------------------------------------------------------------
     Ace Capital Trust II
      9.70% 4/1/30                           1,775,000     2,112,436
     Banco Nac Desenv 144A
      9.625% 12/12/11                        1,500,000     1,443,750
     Bank of Hawaii
      6.875% 6/1/03                          1,515,000     1,570,760
     BB&T Corporation
      6.50% 8/1/11                           4,445,000     4,496,766
     Boeing Capital
      6.50% 2/15/12                          2,105,000     2,098,597
     Citigroup
      7.25% 10/1/10                          2,530,000     2,715,773
     Countrywide Home Loans
      5.25% 6/15/04                          3,150,000     3,198,850
     Credit Suisse First Boston USA
      6.125% 11/15/11                        1,465,000     1,432,511
     Erac USA Finance
      7.35% 6/15/08                          7,655,000     7,646,915
                                           PRINCIPAL    MARKET
BANKING, FINANCE & INSURANCE - (CONT.)     AMOUNT       VALUE

--------------------------------------------------------------------
     Fairfax Financial
      7.375% 4/15/18                       $ 1,105,000  $    628,904
      7.75% 12/15/03                         1,935,000     1,749,958
     Finova Group
      7.50% 11/15/09                         1,692,000       719,100
     Ford Motor Credit
      6.875% 2/1/06                          2,425,000     2,430,624
      7.25% 10/25/11                         5,845,000     5,697,724
     GMAC
      6.125% 9/15/06                         3,075,000     3,046,538
      8.00% 11/1/31                          6,650,000     6,787,662
     John Hancock Financial
      5.625% 12/1/08                         2,100,000     2,073,582
     Morgan Stanley Dean Witter &
      Company
      6.75% 4/15/11                          2,725,000     2,792,648
     Nationwide Mutual Insurance 144A
      8.25% 12/1/31                          2,655,000     2,656,590
     Popular North America
      6.125% 10/15/06                        1,450,000     1,427,528
     PSE&G Capital 144A
      6.25% 5/15/03                          2,500,000     2,577,663
     U.S. Bank NA
      6.375% 8/1/11                          4,105,000     4,148,156
     UBS Preferred Funding Trust I
      8.622% 10/29/49                        2,960,000     3,299,787
     Union Planters
      7.75% 3/1/11                           1,070,000     1,141,387
--------------------------------------------------------------------
                                                          67,894,209
CABLE, MEDIA & PUBLISHING - 2.56%
--------------------------------------------------------------------
     Belo
      6.875% 6/1/02                          1,600,000     1,615,051
     Charter Communications
      8.625% 4/1/09                          2,700,000     2,612,250
     Fox Family Worldwide
      9.25% 11/1/07                            890,000       956,750
 **  Fox Kids Worldwide
      10.25% 11/1/07                         1,180,000     1,184,425
 **  Insight Communications
      12.25% 2/15/11                           425,000       252,875
     Liberty Media
      7.75% 7/15/09                          4,490,000     4,575,342
     News America Holdings
      8.45% 8/1/34                           1,500,000     1,620,303
     Shaw Communications
      7.20% 12/15/11                         1,520,000     1,514,376
--------------------------------------------------------------------
                                                          14,331,372
COLLATERALIZED MORTGAGE
 OBLIGATIONS - 5.38%
--------------------------------------------------------------------
     Comm Series 2000-C1 A1
      7.206% 9/15/08                         2,914,760     3,097,383
     CS First Boston Mortgage Securities
      Corporation 2001-CK3 A2
      6.04% 6/15/34                          1,545,000     1,582,652
     FHR 2346 PC
      6.50% 12/15/13                        10,885,000    11,155,056
     First Union National Bank Commercial
      Mortgage 1999-C4 A2
      7.39% 12/15/31                         3,560,000     3,843,507
     Freddie Mac 2303 CW
      8.50% 11/15/24                         2,780,000     3,020,804
     LB-UBS 2001-C3 A2
      6.365% 12/15/28                        5,180,000     5,252,606
     Residential Asset Securities
      2001-1-KS2 A14
      6.417% 2/25/29                         2,015,000     2,053,820
--------------------------------------------------------------------
                                                          30,005,828
COMPUTERS & TECHNOLOGY - 0.73%
--------------------------------------------------------------------
     Hewlett-Packard
      5.75% 12/15/06                         2,290,000     2,269,367
     Seagate Technology International
      144A
      12.50% 11/15/07                        1,600,000     1,800,000
--------------------------------------------------------------------
                                                           4,069,367
CONSUMER PRODUCTS - 1.16%
--------------------------------------------------------------------
     American Greetings
      6.10% 8/1/28                           3,100,000     2,622,929

                                  BOND FUND 2

                                           PRINCIPAL    MARKET
CONSUMER PRODUCTS - (CONT.)                AMOUNT       VALUE

--------------------------------------------------------------------
      11.75% 7/15/08                       $   170,000  $    175,950
     Fortune Brands 144A
      7.125% 11/1/04                         1,365,000     1,458,558
     Maytag
      6.875% 12/1/06                         2,150,000     2,183,084
--------------------------------------------------------------------
                                                           6,440,521
ELECTRONICS & ELECTRICAL EQUIPMENT - 0.74%
--------------------------------------------------------------------
     Arrow Electronics
      8.20% 10/1/03                          2,650,000     2,712,317
     Johnson Controls
      5.00% 11/15/06                         1,445,000     1,408,060
--------------------------------------------------------------------
                                                           4,120,377
ENERGY - 4.47%
--------------------------------------------------------------------
     Consumers Energy
      6.20% 5/1/08                           1,000,000     1,010,050
     Devon Energy 144A
      6.875% 9/30/11                        12,025,000    11,778,426
     Enserch
      6.25% 1/1/03                           2,500,000     2,559,020
     National Fuel Gas
      7.30% 2/18/03                          1,575,000     1,638,736
     Occidental Petroleum
      5.875% 1/15/07                         1,415,000     1,411,583
     Oneok
      7.75% 8/15/06                          2,540,000     2,745,537
     PSE&G Energy Holdings
      9.125% 2/10/04                         2,655,000     2,792,171
     R & B Falcon
      6.75% 4/15/05                            915,000       943,594
--------------------------------------------------------------------
                                                          24,879,117
FOOD, BEVERAGE & TOBACCO - 3.70%
--------------------------------------------------------------------
     Conagra Foods
      6.00% 9/15/06                          1,550,000     1,587,729
      6.75% 9/15/11                          2,565,000     2,625,170
     H.J. Heinz 144A
      6.625% 7/15/11                         3,145,000     3,232,236
     Ingles Markets 144A
      8.875% 12/1/11                         1,270,000     1,254,125
     Kraft Foods
      5.625% 11/1/11                         1,610,000     1,564,294
     Kroger
      8.15% 7/15/06                          1,735,000     1,928,843
     Tyson Foods 144A
      6.625% 10/1/04                         4,390,000     4,511,471
      8.25% 10/1/11                          3,695,000     3,919,674
--------------------------------------------------------------------
                                                          20,623,542
FOREIGN BONDS - 1.38%
--------------------------------------------------------------------
     Federal Republic of Brazil
      11.00% 8/17/40                         4,680,000     3,615,300
     Russia 144A
      5.00% 3/31/30                          6,980,000     4,065,850
--------------------------------------------------------------------
                                                           7,681,150
INDUSTRIAL MACHINERY - 3.31%
--------------------------------------------------------------------
     Ford Motor
      7.45% 7/16/31                          1,550,000     1,424,083
     Fort James
      6.625% 9/15/04                         1,305,000     1,314,125
     Honeywell International
      5.125% 11/1/06                         3,250,000     3,209,622
     Levi Strauss
      11.625% 1/15/08                        1,045,000       930,050
     USX
      8.125% 7/15/23                         1,705,000     1,817,450
      9.125% 1/15/13                         2,270,000     2,685,780
      9.375% 2/15/12                         3,285,000     3,913,545
     York International
      6.625% 8/15/06                         3,070,000     3,149,092
--------------------------------------------------------------------
                                                          18,443,747
LEISURE, LODGING & ENTERTAINMENT - 0.27%
--------------------------------------------------------------------
     Walt Disney
      5.50% 12/29/06                         1,490,000     1,476,897
--------------------------------------------------------------------
                                                           1,476,897
METALS & MINING - 1.20%
--------------------------------------------------------------------
     Alcan
      7.25% 3/15/31                          3,355,000     3,514,926
                                           PRINCIPAL    MARKET
METALS & MINING - (CONT.)                  AMOUNT       VALUE

--------------------------------------------------------------------
      8.875% 1/15/22                       $   500,000  $    522,796
     Alcoa
      6.00% 1/15/12                            135,000       134,271
     Newmont Gold
      8.91% 1/5/09                             568,244       625,369
     Phelps Dodge
      8.75% 6/1/11                             780,000       765,241
     Placer Dome
      7.31% 1/26/21                          1,000,000       854,708
     US Steel
      10.75% 8/1/08-00                         260,000       251,550
--------------------------------------------------------------------
                                                           6,668,861
PACKAGING & CONTAINERS - 0.42%
--------------------------------------------------------------------
     Sealed Air
      8.75% 7/1/08                           2,260,000     2,336,661
--------------------------------------------------------------------
                                                           2,336,661
PAPER & FOREST PRODUCTS - 1.33%
--------------------------------------------------------------------
     Ainsworth Lumber 144A
      13.875% 7/15/07                        1,075,000     1,118,000
     Carter Holt Harvey LTD
      8.875% 12/1/04                           500,000       536,943
     Norske Skogindustrier 144A
      7.625% 10/15/11                        3,660,000     3,702,800
     Westvaco
      8.30% 8/1/22                           1,920,000     2,058,060
--------------------------------------------------------------------
                                                           7,415,803
REAL ESTATE - 0.49%
--------------------------------------------------------------------
     Highwoods Realty
      6.75% 12/1/03                          1,200,000     1,237,907
     Simon Property Group
      7.375% 1/20/06                         1,450,000     1,498,982
--------------------------------------------------------------------
                                                           2,736,889
RETAIL - 2.08%
--------------------------------------------------------------------
     Gap
      5.625% 5/1/03                            635,000       575,835
     Gap 144A
      8.80% 12/15/08                         4,535,000     3,972,941
     Saks
      7.00% 7/15/04                          2,420,000     2,335,300
      7.25% 12/1/04                            300,000       289,500
     Wendy's International
      6.25% 11/15/11                         2,925,000     2,816,787
      6.35% 12/15/05                         1,555,000     1,578,711
--------------------------------------------------------------------
                                                          11,569,074
TELECOMMUNICATIONS - 12.64%
--------------------------------------------------------------------
 **  AT&T Corp 144A
      7.30% 11/15/11                         2,725,000     2,797,420
      8.00% 11/15/31                         8,730,000     9,168,551
     AT&T Wireless Services
      7.35% 3/1/06                           2,800,000     2,964,623
     Cingular Wireless 144A
      5.625% 12/15/06                        2,520,000     2,543,708
      6.50% 12/15/11                         1,270,000     1,289,049
      7.125% 12/15/31                        2,730,000     2,787,849
     Citizens Communications 144A
      6.375% 8/15/04                         2,145,000     2,182,636
     France Telecom 144A
      7.75% 3/1/11                           3,035,000     3,257,144
      8.50% 3/1/31                           2,870,000     3,287,522
     Liberty Media
      8.25% 2/1/30                           1,340,000     1,270,820
 **  Metronet
      10.75% 11/1/07                         1,475,000       936,625
     Nextel Partners 144A
      12.50% 11/15/09                          905,000       796,400
     Nynex
      9.55% 5/1/10                           1,024,320     1,144,102
     PanAmSat
      6.00% 1/15/03                          3,715,000     3,699,208
     Qwest
      7.20% 11/1/04                          2,420,000     2,470,261
     Qwest Capital Funding
      7.25% 2/15/11                          1,730,000     1,688,598
     Singtel 144A
      6.375% 12/1/11                         2,365,000     2,367,058

                                  BOND FUND 3

                                           PRINCIPAL    MARKET
TELECOMMUNICATIONS - (CONT.)               AMOUNT       VALUE

--------------------------------------------------------------------
      7.375% 12/1/31                       $ 5,590,000  $  5,714,505
     Sprint Capital Corp 144A
      6.00% 1/15/07                          1,515,000     1,505,830
     Telus
      7.50% 6/1/07                             830,000       874,435
     Thompson
      6.20% 1/5/12                           2,585,000     2,491,503
     Verizon Wireless 144A
      5.375% 12/15/06                        4,100,000     4,085,597
     Worldcom
      7.50% 5/15/11                          2,950,000     3,039,677
      8.25% 5/15/31                          7,550,000     8,003,588
--------------------------------------------------------------------
                                                          70,366,709
TEXTILES, APPAREL & FURNITURE - 0.13%
--------------------------------------------------------------------
 **  J Crew
      13.125% 10/15/08                       1,330,000       698,250
--------------------------------------------------------------------
                                                             698,250
TRANSPORTATION & SHIPPING - 1.75%
--------------------------------------------------------------------
     American Airlines
      6.817% 5/23/11                         2,295,000     2,153,575
     Continental Airlines
      7.033% 6/15/11                         2,399,793     1,994,900
     Delta Air Lines
      7.299% 9/18/06                         2,710,000     2,542,053
     Ryder System
      6.27% 7/29/02                          3,000,000     3,040,539
--------------------------------------------------------------------
                                                           9,731,067
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 24.46%
--------------------------------------------------------------------
     Fannie Mae
      3.50% 9/15/04                          9,935,000     9,893,849
     Fannie Mae
  *   6.868% 7/24/06                         9,500,000     7,545,261
     Freddie Mac
      5.25% 1/15/06                         17,440,000    17,820,035
      5.50% 7/15/06                          5,925,000     6,095,178
      7.00% 7/15/05                          7,500,000     8,156,685
  *  Resolution Funding
      5.743% 10/15/17                        4,385,000     1,602,069
     U.S. Treasury Bond
      5.375% 2/15/31                        14,225,000    14,029,420
     U.S. Treasury Inflation Index Bond
      3.625% 1/15/08                         8,979,693     9,080,724
     U.S. Treasury Note
      3.00% 11/30/03                        36,160,000    36,196,739
      3.50% 11/15/06                         2,530,000     2,439,671
      5.00% 8/15/11                         16,220,000    16,184,527
      7.25% 8/15/04                          6,555,000     7,160,059
--------------------------------------------------------------------
                                                         136,204,217
UTILITIES - 7.12%
--------------------------------------------------------------------
     Avista
      9.75% 6/1/08                           3,000,000     3,132,960
     Avista 144A
      7.75% 1/1/07                           2,250,000     2,244,105
     Burlington Resource
      5.60% 12/1/06                          1,555,000     1,530,349
     Consumers Energy
      6.375% 9/15/03-00                      1,040,000     1,040,954
     Detroit Edison
      5.05% 10/1/05                          2,200,000     2,180,182
     Dominion Fiber
      7.05% 3/15/05                          1,140,000     1,164,537
     El Paso Energy
      7.80% 8/1/31                           5,790,000     5,859,983
     First Energy Corp
      6.45% 11/15/11                         1,390,000     1,358,603
                                           PRINCIPAL    MARKET
UTILITIES - (CONT.)                        AMOUNT       VALUE

--------------------------------------------------------------------
     Florida Power
      8.00% 12/1/22                        $ 3,115,000  $  3,235,747
     Great Lakes Power
      9.00% 8/1/04                           1,500,000     1,581,584
     Mirant Americas Generation
      7.625% 5/1/06                            870,000       793,909
     Mirant Americas Generation 144A
      7.20% 10/1/08                          1,080,000       954,869
      8.50% 10/1/21                          4,245,000     3,547,300
     PG&E National Energy
      10.375% 5/16/11                        5,125,000     5,413,558
     Progress Energy
      7.00% 10/30/31                         1,345,000     1,329,526
     Scana
      7.44% 10/19/04                         3,000,000     3,206,223
     Texas Gas Transmissions
      8.625% 4/1/04                          1,000,000     1,087,494
--------------------------------------------------------------------
                                                          39,661,883
TOTAL LONG-TERM DEBT INVESTMENTS
 (Cost $535,662,955)                                     540,223,417
--------------------------------------------------------------------
COMMERCIAL PAPER - 3.43%
--------------------------------------------------------------------
AUTOMOBILES & AUTOMOTIVE PARTS - 1.90%
--------------------------------------------------------------------
     Volkswagen
      1.75% 1/2/02                          10,600,000    10,599,485
     Svenska Holdings
      1.76% 1/14/02                          8,485,000     8,479,607
--------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
 (Cost $19,079,092)                                       19,079,092
--------------------------------------------------------------------

                                                         NUMBER
  PREFERRED STOCK - 0.43%                                OF SHARES

  --------------------------------------------------------------------------------
  Centaur Funding
   9.08%                                                      2,105      2,381,281
  --------------------------------------------------------------------------------
  TOTAL PREFERRED STOCK
   (Cost $2,160,556)                                                     2,381,281
  --------------------------------------------------------------------------------
  TOTAL MARKET VALUE OF SECURITIES - 100.86%
   (Cost $556,902,603)                                                 561,683,790
  --------------------------------------------------------------------------------
  Liabilities Net of Receivables and Other Assets -
   (0.86%)                                                              (4,790,174)
  --------------------------------------------------------------------------------
  NET ASSETS - 100.00%
  --------------------------------------------------------------------------------
  (Equivalent to $12.382 per share based on 44,976,481
   shares issued and outstanding)                                     $556,893,616
  --------------------------------------------------------------------------------
  COMPONENTS OF NET ASSETS AT DECEMBER 31, 2001:
  Common Stock, $0.01 par value 50,000,000 authorized
   shares                                                             $    449,765
  Paid in capital in excess of par value of shares
   issued                                                              548,727,429
  Undistributed net investment income                                    4,179,396
  Accumulated net realized loss on investments                          (1,244,161)
  Net unrealized appreciation of investments                             4,781,187
  --------------------------------------------------------------------------------
  TOTAL NET ASSETS                                                    $556,893,616
  --------------------------------------------------------------------------------

* ZERO COUPON SECURITY. THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD AT THE TIME OF PURCHASE.
** ZERO COUPON SECURITY AS OF DECEMBER 31, 2001. THE INTEREST RATE SHOWN IS THE STEP-UP RATE.

See accompanying notes to financial statements.

                                  BOND FUND 4

LINCOLN NATIONAL BOND FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME:
 Interest                                                     $29,396,688
-------------------------------------------------------------------------
 Dividend income                                                  167,298
-------------------------------------------------------------------------
  TOTAL INVESTMENT INCOME                                      29,563,986
-------------------------------------------------------------------------

EXPENSES:
 Management fees                                                1,920,922
-------------------------------------------------------------------------
 Accounting fees                                                  197,965
-------------------------------------------------------------------------
 Printing and postage                                             119,837
-------------------------------------------------------------------------
 Custody fees                                                     111,938
-------------------------------------------------------------------------
 Professional fees                                                 13,834
-------------------------------------------------------------------------
 Directors fees                                                     3,850
-------------------------------------------------------------------------
 Other                                                             48,718
-------------------------------------------------------------------------
                                                                2,417,064
-------------------------------------------------------------------------
Less:
-------------------------------------------------------------------------
 Expenses paid indirectly                                         (78,042)
-------------------------------------------------------------------------
 Reimbursement from the Advisor                                  (201,395)
-------------------------------------------------------------------------
  TOTAL EXPENSES                                                2,137,627
-------------------------------------------------------------------------
NET INVESTMENT INCOME                                          27,426,359
-------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                              11,297,130
-------------------------------------------------------------------------
 Net change in unrealized appreciation/depreciation of
 investments                                                   (1,048,881)
-------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                10,248,249
-------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $37,674,608
-------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                              YEAR ENDED          YEAR ENDED
                                                              12/31/01            12/31/00
                                                              --------------------------------------
Changes from operations:
 Net investment income                                        $       27,426,359  $       20,264,088
----------------------------------------------------------------------------------------------------
 Net realized gain (loss) on investments                              11,297,130          (6,168,328)
----------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation/depreciation
 of investments                                                       (1,048,881)         18,007,181
----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                             37,674,608          32,102,941
----------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
 Net investment income                                               (25,427,596)        (19,468,669)
----------------------------------------------------------------------------------------------------
  Total dividends and distributions to shareholders                  (25,427,596)        (19,468,669)
----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE TRANSACTIONS                            207,459,800          (6,370,218)
----------------------------------------------------------------------------------------------------
 TOTAL INCREASE IN NET ASSETS                                        219,706,812           6,264,054
----------------------------------------------------------------------------------------------------
Net Assets, beginning of period                                      337,186,804         330,922,750
----------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD                                     $      556,893,616  $      337,186,804
----------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                                  BOND FUND 5

LINCOLN NATIONAL BOND FUND, INC.
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR EACH CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     YEAR ENDED DECEMBER 31,
                                     2001(2)   2000      1999      1998      1997
                                     ------------------------------------------------
Net asset value, beginning of
  period                             $ 11.891  $ 11.436  $ 12.689  $ 12.861  $ 11.766

Income (loss) from investment
  operations:
 Net investment income(1)               0.747     0.787     0.772     0.662     0.785
 Net realized and unrealized gain
   (loss) on investments                0.349     0.426    (1.180)    0.494     0.310
                                     ------------------------------------------------
 Total from investment operations       1.096     1.213    (0.408)    1.156     1.095
                                     ------------------------------------------------

Less dividends and distributions
  from:
 Net investment income                 (0.605)   (0.758)   (0.845)   (1.328)        -
                                     ------------------------------------------------
Total dividends                        (0.605)   (0.758)   (0.845)   (1.328)        -
                                     ------------------------------------------------
Net asset value, end of period       $ 12.382  $ 11.891  $ 11.436  $ 12.689  $ 12.861
                                     ------------------------------------------------

Total Return(3)                          9.18%    10.89%    (3.27%)     9.56%     9.31%

Ratios and supplemental data:
 Ratio of expenses to average net
   assets                                0.53%     0.55%     0.53%     0.52%     0.53%
 Ratio of net investment income to
   average net assets                    5.96%     6.55%     6.02%     5.90%     6.45%
 Portfolio Turnover                       712%      167%       39%       51%       56%
 Net assets, end of period (000
   omitted)                          $556,894  $337,187  $330,923  $363,808  $280,383

(1) The average share outstanding method has been applied for per share information for the years ended December 31, 2001 and 2000.

(2) As required, effective January 1, 2001, the Fund has adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies that requires the recording of paydown gains and losses on mortgage-backed and asset-backed securities as an adjustment to interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.001, increase net realized and unrealized gain (loss) per share by $0.001, and decrease the ratio of net investment income to average net assets from 5.97% to 5.96%. Per share data for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.

(3) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

See accompanying notes to financial statements.

                                  BOND FUND 6

LINCOLN NATIONAL BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

THE FUND: Lincoln National Bond Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and The Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize current income consistent with a prudent investment strategy. The Fund invests primarily in medium and long-term corporate and government bonds.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

EXPENSES: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the year ended December 31, 2001, the custodial fees offset agreement amounted to $78,042.

TAXES: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

CHANGE IN ACCOUNTING PRINCIPLE: As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require gains (losses) on paydowns of mortgage- and asset-backed securities to be recorded as an adjustment to interest income. Prior to January 1, 2001, such gains (losses) were included in realized gain (loss) on investments. The effect of this change for the year ended December 31, 2001, was a decrease in net investment income of $54,416 and an increase in net realized gains (losses) of $54,416. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change in accounting.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Delaware Lincoln Investment Advisors (DLIA)(the "Advisor") is responsible for overall management of the Fund's securities investments and provides certain administrative services to the Fund. DLIA is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment advisor. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, the Advisor receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Prior to January 1, 2001, Lincoln Investment Management Company (LIM), an indirect wholly-owned subsidiary of LNC, served as the advisor to the Fund under substantially identical terms. Effective January 1, 2001, LIM was reorganized and contributed to DMBT.

                                  BOND FUND 7

Delaware Service Company, Inc. ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the period ended December 31, 2001.

During 2001, Fund Management performed a comprehensive review of expenses charged to the Fund since 1996. In November, 2001, the Advisor reimbursed
$43 thousand to the Fund. Subsequent to December 31, 2001, the Fund and the Advisor reached an agreement whereby the Advisor will reimburse an additional $159 thousand to the Fund, and at December 31, 2001, the Fund has accrued a receivable of $159 thousand. In addition, the Advisor has agreed to waive a portion of its fee in the amount of approximately $89 thousand annually, effective January 1, 2002.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors is borne by the Fund.

3. INVESTMENTS

At December 31, 2001, the estimated cost for federal tax purposes was $558,169,678. The aggregate cost of investments purchased and the aggregate proceeds from investments sold, other than U.S. Government securities and short-term investments, for the year ended December 31, 2001 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized depreciation at December 31, 2001 are as follows:

                           AGGREGATE       AGGREGATE       GROSS           GROSS           NET
                           COST OF         PROCEEDS        UNREALIZED      UNREALIZED      UNREALIZED
                           PURCHASES       FROM SALES      APPRECIATION    DEPRECIATION    APPRECIATION
                           ------------------------------------------------------------------------------
                           $1,585,124,775  $1,599,725,702  $    8,427,938  $   (4,913,826) $    3,514,112

4. DIVIDEND AND DISTRIBUTION INFORMATION.

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the years ended December 31, 2001 and 2000 was as follows:

                                                                      2001         2000
                            ------------------------------------------------------------------

                            Ordinary income                           $25,427,596  $19,468,669

As of December 31, 2001, the components of net assets on a tax basis were as follows:


                            ----------------------------------------------------------------

                            Paid in Capital                                     $549,177,194
                            Undistributed ordinary income                          4,227,651
                            Post-October losses                                      (25,341)
                            Unrealized appreciation                                3,514,112
                                                                                ------------
                            Net Assets                                          $556,893,616
                                                                                ============

Post-October losses represent losses realized on investment transactions from November 1, 2001 through December 31, 2001 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

                                  BOND FUND 8

5. SUMMARY OF CHANGES FROM CAPITAL SHARE TRANSACTIONS

                                                                SHARES ISSUED UPON
                                                                REINVESTMENT OF
                           CAPITAL                              DIVIDENDS AND                  CAPITAL SHARES
                           SHARES SOLD                          DISTRIBUTIONS                  REDEEMED
                           ---------------------------------------------------------------------------------------------------
                           SHARES              AMOUNT           SHARES         AMOUNT          SHARES          AMOUNT
                           ---------------------------------------------------------------------------------------------------
Year ended
  December 31, 2001              20,410,119     $253,966,928      2,026,602     $25,427,596      (5,816,176)    $(71,934,724)
Year ended
  December 31, 2000               4,016,176       47,145,526      1,697,655      19,468,671      (6,295,838)     (72,984,415)


                           NET INCREASE (DECREASE)
                           RESULTING FROM CAPITAL
                           SHARE TRANSACTIONS
                           -------------------------------
                           SHARES          AMOUNT
                           -------------------------------
Year ended
  December 31, 2001          16,620,545     $207,459,800
Year ended
  December 31, 2000            (582,007)      (6,370,218)

6. DISTRIBUTIONS TO SHAREHOLDERS

The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.

7. LINE OF CREDIT

The Fund, along with certain other Lincoln Life Multi-Fund Variable funds (the "Participants"), participates in a $125,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the Agreement. The Fund may borrow up to 5% of its total assets. The Fund had no amount outstanding at December 31, 2001, or at any time during the period.

8. TAX INFORMATION (UNAUDITED)

The information set forth is for the Fund's fiscal year as required by federal laws. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended December 31, 2001, the Fund designates distributions paid during the year as follows:

                                (A)            (B)
                                LONG-TERM      ORDINARY       TOTAL
                                CAPITAL GAINS  INCOME         DISTRIBUTIONS
                                DISTRIBUTIONS  DISTRIBUTIONS  (TAX BASIS)
                                ----------------------------------------------------
                                        --            100%           100%

Items (A) and (B) are based on a percentage of the Fund's total distributions.

                                  BOND FUND 9

LINCOLN NATIONAL BOND FUND, INC.
REPORT OF INDEPENDENT AUDITORS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
LINCOLN NATIONAL BOND FUND, INC.

We have audited the accompanying statement of net assets of Lincoln National Bond Fund, Inc. (the "Fund") as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Bond Fund, Inc. at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 18, 2002

                                  BOND FUND 10

OFFICER/DIRECTOR INFORMATION FOR ANNUAL REPORT DISCLOSURE

(1)                    (2)                  (3)                                         (5)            (6)
NAME, ADDRESS AND AGE  POSITION(S) HELD     TERM OF OFFICE      (4)                     NUMBER OF      OTHER DIRECTORSHIPS
                       WITH THE FUND        AND LENGTH OF       PRINCIPAL               PORTFOLIOS IN  HELD BY DIRECTOR
                                            TIME SERVED(2)      OCCUPATION(S)           FUND COMPLEX
                                                                DURING THE PAST         OVERSEEN BY
                                                                5 YEARS                 THE DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
Kelly D. Clevenger(1)  Chairman, President  November 1, 1994    Vice President, The          11        Director, Board of Managers,
1300 S. Clinton        and Director         to present          Lincoln National Life                  Lincoln National Variable
Street                                                          Insurance Company,                     Annuity Fund A; Lincoln
Fort Wayne, IN 46802                                            Fort Wayne, Indiana                    Retirement Services Company,
Age 49                                                                                                 LLC

Steven M. Kluever(1)   Second Vice          May 6, 1997 to      Second Vice President,       11        None
1300 S. Clinton        President            present             The Lincoln National
Street                                                          Life Insurance,
Fort Wayne, IN 46802                                            Company
Age 39

Eric C. Jones(1)       Second Vice          May 6, 1997 to      Second Vice President,       11        None
1300 S. Clinton        President and Chief  present             The Lincoln National
Street                 Financial Officer                        Life Insurance Company
Fort Wayne, IN 46802
Age 40

Cynthia A. Rose(1)     Secretary            February 14, 1995   Secretary Assistant          11        None
1300 S. Clinton                             to present          Vice President, The
Street                                                          Lincoln National Life
Fort Wayne, IN 46802                                            Insurance Company
Age 47

John B. Borsch         Director             December 14, 1981   Retired; formerly            11        Director, Board of Managers,
1776 Sherwood Road                          to present          Associate Vice                         Lincoln National Variable
Des Plaines, IL 60016                                           President,                             Annuity Fund A; Lincoln
Age 68                                                          Investments,                           Retirement Services Company,
                                                                Northwestern                           LLC
                                                                University, Evanston,
                                                                Illinois

Nancy L. Frisby        Director             April 15, 1992 to   Vice President and           11        Director, Board of Managers,
DeSoto Memorial                             present             Chief Financial                        Lincoln National Variable
Hospital                                                        Officer, DeSoto                        Annuity Fund A; Lincoln
900 N. Robert Avenue                                            Memorial Hospital,                     Retirement Services Company,
Arcadia, FL 34265                                               Arcadia, Florida                       LLC
Age 60

Barbara S. Kowalczyk   Director             November 2, 1993    Senior Vice President        11        Lincoln National Management
Lincoln Financial                           to present          and Director,                          Corporation; Lincoln
Group                                                           Corporate Planning and                 Financial Group
Centre Square, West                                             Development, Lincoln                   Foundation, Inc.; Director,
Tower                                                           National Corporation,                  Board of Managers, Lincoln
1500 Market St., Ste.                                           Philadelphia,                          National Variable Annuity
3900                                                            Pennsylvania                           Fund A
Philadelphia, PA                                                (Insurance Holding
19102-2112                                                      Company) Director,
Age 50                                                          Lincoln Life & Annuity
                                                                Company of New York,
                                                                Director, Lincoln
                                                                National (U.K.) PLC
                                                                (Financial Services
                                                                Company)

Kenneth G. Stella      Director             February 10, 1998   President, Indiana           11        First National Bank;
Indiana Hospital &                          to present          Hospital & Health                      Director, Board of Managers,
Health Association                                              Association,                           Lincoln National Variable
1 American Square                                               Indianapolis, Indiana                  Annuity Fund A
Ste. 1900
Indianapolis, IN
46282
Age 58

Frederick J.           Vice President and   December 29, 2000   Vice President and           11        Director of Lincoln National
Crawford(1)            Treasurer            to present          Treasurer, Lincoln                     Reinsurance Company
Lincoln Financial                                               National Corp.;                        (Barbados) Limited; The
Group                                                           President and Market                   Financial
Centre Square, West                                             Manager Greater                        Alternative, Inc.;
Tower                                                           Cincinnati Region Bank                 Financial Alternative
1500 Market St., Ste.                                           One, N.A.; and First                   Resourced, Inc.; Financial
3900                                                            Vice President and                     Choices, Inc.; Financial
Philadelphia, PA                                                Senior Banker,                         Investment Services, Inc.;
19102-2112                                                      Division of First                      Financial Investments, Inc.;
Age 37                                                          Chicago NBD                            The Financial Resources
                                                                                                       Department, Inc.; Investment
                                                                                                       Alternatives, Inc.; The
                                                                                                       Investment Center, Inc.; The
                                                                                                       Investment Group, Inc.;
                                                                                                       Lincoln National Financial
                                                                                                       Institutions Group, Inc.;
                                                                                                       Personal Financial
                                                                                                       Resources, Inc.; Personal
                                                                                                       Investment Services, Inc.

------------------------

ADDITIONAL INFORMATION ON THE OFFICERS AND DIRECTORS CAN BE FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") TO THE FUND'S PROSPECTUS. TO OBTAIN A FREE COPY OF THE SAI, WRITE: LINCOLN NATIONAL LIFE INSURANCE COMPANY,
P.O. BOX 2340, FORT WAYNE, INDIANA 46801, OR CALL 1-800-4LINCOLN (454-6265). THE SAI IS ALSO AVAILABLE ON THE SEC'S WEB SITE ([http://www.sec.gov]).
(1) ALL OF THE EXECUTIVE OFFICERS ARE "INTERESTED PERSONS" OF THE FUND, AS THAT TERM IS DEFINED BY SECTION 2(a)(19) OF THE 1940 ACT, BY REASON OF THEIR BEING OFFICERS OF THE FUND.
(2) THE OFFICERS AND DIRECTORS ARE RE-ELECTED ANNUALLY. THE OFFICERS AND DIRECTORS HOLD THEIR POSITION WITH THE FUND UNTIL RETIREMENT OR RESIGNA-TION. THE BYLAWS OF THE FUNDS DO NOT SPECIFY A TERM OF OFFICE.

                                  BOND FUND 11

                                                    Presorted Standard
                                                       US Postage
                                                          Paid
                                                        Permit 552
                                                      Hackensack NJ










Lincoln National Life Insurance Co. (Lincoln Life)     Securities offered through, and annuities issued by, The Lincoln National
Fort Wayne, IN 46802                                   Life Insurance Company, Ft. Wayne, IN.  Securities also distributed by
800-4LINCOLN (800-454-6265)                            other broker-dealers with effective selling agreements.
www.LincolnLife.com

                                                       Lincoln Financial Group is the marketing name for Lincoln National
                                                       Corporation and its affiliates.

(C)2002 The Lincoln National Life Insurance Co.
Form 19875A-LN Bond 2/02                                                           February 02 [RECYCLE LOGO]